Asset Retirement Obligation - Asset Retirement Obligation Rollforward (Details) - Asset retirement obligation [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [Line Items]
Balance, beginning of year	$ 13,612	$ 12,113
Changes in estimates for asset retirement obligations and additional obligations recognized	(624)	746
Obligations settled	(458)	(46)
Asset retirement obligation accretion	259	215
Effect of movements in foreign exchange rates	253	584
Balance, end of year	$ 13,042	$ 13,612